Employee Benefits - Schedule of Relative Size of Plan Obligation and Assets (Detail)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
SPP [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	72.00%	72.00%
Percentage of total plan assets	75.00%	72.00%
Percentage of total benefit expense	78.00%	78.00%
Other Pension Plans [Member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	15.00%	15.00%
Percentage of total plan assets	10.00%	10.00%
Percentage of total benefit expense	21.00%	20.00%
Pension plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	13.00%	13.00%
Percentage of total plan assets	15.00%	18.00%
Percentage of total benefit expense	1.00%	2.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	56.00%	56.00%
Percentage of total plan assets	0.00%	0.00%
Percentage of total benefit expense	31.00%	36.00%
Other benefit plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	44.00%	44.00%
Percentage of total plan assets	100.00%	100.00%
Percentage of total benefit expense	69.00%	64.00%